Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Expense [Abstract]
Schedule of Deferred Tax Assets and Liabilities	The significant components of the deferred tax assets and liabilities recorded in our accompanying balance sheets at March 31, 2020 and 2019 were as follows:

March 31,	2020	2019
Deferred Tax Assets:
Post-retirement benefit accrual	$2,871	$3,142
Compensation	12,560	14,275
Net operating loss carryforwards	16,149	19,195
Accrued expenses	5,490	4,858
Insurance	3,620	3,187
Deferred income	11,316	7,509
Bad debt	1,820	1,386
Pension	2,273	3,364
Operating leases (1)	28,945	—
Other	6,024	7,707
Deferred Tax Assets	91,068	64,623
Less: Valuation allowance	13,891	13,478
Total Deferred Tax Assets	77,177	51,145
Deferred Tax Liabilities:
Depreciation and depletion	68,179	61,060
Operating leases (1)	29,268	—
Intangibles	129,951	128,479
Other	2,078	2,197
Total Deferred Tax Liabilities	229,476	191,736
Net Deferred Tax Assets (Liabilities)	$(152,299)	$(140,591)

Schedule of Income before Income Tax, Domestic and Foreign	Income from continuing operations before income taxes was as follows:

Years Ended March 31,	2020	2019	2018
United States operations	$325,522	$235,405	$203,872
Ireland operations	29,543	13,693	11,837
Other locations operations	143,616	120,372	139,273
	$498,681	$369,470	$354,982

Schedule of Components of Income Tax Expense (Benefit)	The components of the provision for income taxes related to income from continuing operations consisted of the following:

Years Ended March 31,	2020	2019	2018
Current:
United States federal	$42,032	$29,943	$47,728
United States state and local	9,971	12,484	7,727
Ireland	5,036	2,627	2,596
Other locations	24,600	26,824	26,742
	81,639	71,878	84,793
Deferred:
United States federal	10,073	5,775	(15,728)
United States state and local	2,363	2,836	2,656
Ireland	(899)	(546)	(280)
Other locations	(2,300)	(15,549)	(8,081)
	9,237	(7,484)	(21,433)
Total Provision for Income Taxes	$90,876	$64,394	$63,360

provision for taxes rate reconciliation	The total provision for income taxes can be reconciled to the tax computed at the Ireland statutory tax rate for 2020 and 2019, and the United Kingdom statutory rate for 2018 as follows:

Years Ended March 31,	2020	2019	2018
National statutory tax rate	12.5%	12.5%	19.0%
Increase (decrease) in accruals for uncertain tax positions	(0.3)%	—%	0.1%
U.S. state and local taxes, net of federal income tax benefit	2.0%	3.1%	2.3%
Increase in valuation allowances	0.5%	0.4%	0.1%
U.S. research and development credit	(0.5)%	(0.6)%	(0.5)%
U.S. foreign income tax credit	(0.6)%	(0.2)%	(0.2)%
Difference in non-Ireland tax rates	6.9%	4.5%	—%
Difference in non-United Kingdom tax rates	—%	—%	4.1%
U.S. manufacturing deduction	—%	—%	(0.8)%
Excess tax benefit for equity compensation	(2.8)%	(2.2)%	(1.8)%
Tax rate changes on deferred tax assets and liabilities	0.1%	(0.6)%	(10.3)%
U.S. transition tax on foreign earnings	—%	(0.3)%	4.9%
U.S. tax reform impact, GILTI and FDII	0.1%	0.3%	—%
Acquisitions and divestitures	—%	—%	0.5%
Capitalized acquisition, redomiciliation costs	0.1%	0.5%	—%
All other, net	0.2%	—%	0.4%
Total Provision for Income Taxes	18.2%	17.4%	17.8%

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible	A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	2020	2019
Unrecognized Tax Benefits Balance at April 1	$2,314	$2,500
Increases for tax provisions of current year	176	178
Decreases for tax provisions of prior year	(1,570)	(186)
Other, including currency translation	(45)	(178)
Unrecognized Tax Benefits Balance at March 31	$875	$2,314